Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	DECEMBER 31,
	2013	2014

Research and development services	$214	$1,845
Legal and professional services	191	1,253
Employee compensation	649	1,379
Unearned revenue	28	524
Total accrued liabilities	$1,082	$5,001